AB VARIABLE PRODUCTS SERIES FUND, INC.

-AB Global Thematic Growth Portfolio

-AB Small Cap Growth Portfolio

-AB International Growth Portfolio

(each, a “Portfolio”, and together, the “Portfolios”)

Supplement dated September 7, 2018 to the Prospectuses dated May 1, 2018 for AB Variable Products Series Fund, Inc. (the “Prospectuses”), offering Class A and Class B shares of the Portfolios.

* * *

The Adviser has agreed to waive its management fee and/or to bear certain expenses of each Portfolio as set forth below. Effective September 4, 2018, the following replaces the “Annual Portfolio Operating Expenses” table and the “Examples” section in each Portfolio’s Prospectuses under the heading “Fees and Expenses of the Portfolio.”

AB Global Thematic Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	.75%	.75%
Distribution (12b-1) Fees	None	.25%
Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.26%	.26%
Total Other Expenses	.27%	.27%
Total Portfolio Operating Expenses	1.02%	1.27%
Fee Waiver and/or Expense Reimbursement(a)	(.05)%	(.05)%
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	.97%	1.22%

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(a) The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio in order to reduce total Portfolio operating expenses by .05% of the Portfolio’s average daily net assets. The fee waiver and/or expense reimbursement agreement will remain in effect until May 1, 2020 and will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.

(b) Restated to reflect current fee waiver and/or expense reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B
After 1 Year	$99	$124
After 3 Years	$316	$394
After 5 Years	$555	$689
After 10 Years	$1,240	$1,526

AB Small Cap Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	.75%	.75%
Distribution (12b-1) Fees	None	.25%
Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.62%	.61%
Total Other Expenses	.63%	.62%
Total Portfolio Operating Expenses	1.38%	1.62%
Fee Waiver and/or Expense Reimbursement(a)	(.48)%	(.47)%
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	.90%	1.15%

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(a) The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio through May 1, 2020 to the extent necessary to prevent total Portfolio operating expenses (excluding expenses associated with acquired fund fees and expenses other than the advisory fees of any AB Mutual Funds in which the Portfolio may invest, interest expense, taxes, extraordinary expenses, and brokerage commissions and other transaction costs), on an annualized basis, from exceeding .90% and 1.15% of average daily net assets, respectively, for Class A and Class B shares. The fee waiver and/or expense reimbursement agreement will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.

(b) Restated to reflect current fee waiver and/or expense reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B
After 1 Year	$92	$117
After 3 Years	$356	$433
After 5 Years	$677	$806
After 10 Years	$1,586	$1,854

AB International Growth Portfolio

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B
Management Fees	.75%	.75%
Distribution (12b-1) Fees	None	.25%
Other Expenses:
Transfer Agent	.01%	.01%
Other Expenses	.48%	.48%
Total Other Expenses	.49%	.49%
Total Portfolio Operating Expenses	1.24%	1.49%
Fee Waiver and/or Expense Reimbursement(a)	(.05)%	(.05)%
Total Portfolio Operating Expenses After Fee Waiver and/or Expense Reimbursement(b)	1.19%	1.44%

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(a) The Adviser has contractually agreed to waive its management fee and/or to bear expenses of the Portfolio in order to reduce total Portfolio operating expenses by .05% of the Portfolio’s average daily net assets. The fee waiver and/or expense reimbursement agreement will remain in effect until May 1, 2020 and will be automatically extended for one-year terms unless the Adviser provides notice of termination at least 60 days prior to the end of the period.

(b) Restated to reflect current fee waiver and/or expense reimbursement.

Examples

The Examples are intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Examples assume that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, that the Portfolio’s operating expenses stay the same and that any fee waivers and/or expense reimbursements are in effect through the date indicated above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Class A	Class B
After 1 Year	$121	$147
After 3 Years	$385	$463
After 5 Years	$673	$805
After 10 Years	$1,492	$1,772

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The following information replaces the table in Appendix A of the Portfolios’ Prospectuses under the heading “Hypothetical Investment and Expense Information”

AB Global Thematic Growth Portfolio

Class A

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$101.85	$10,398.15
2	10,398.15	519.91	10,918.06	107.73	10,810.33
3	10,810.33	540.52	11,350.85	115.78	11,235.07
4	11,235.07	561.75	11,796.82	120.33	11,676.49
5	11,676.49	583.82	12,260.31	125.06	12,135.25
6	12,135.25	606.76	12,742.01	129.97	12,612.04
7	12,612.04	630.60	13,242.64	135.07	13,107.57
8	13,107.57	655.38	13,762.95	140.38	13,622.57
9	13,622.57	681.13	14,303.70	145.90	14,157.80
10	14,157.80	707.89	14,865.69	151.63	14,714.06
Cumulative		$5,987.76		$1,273.70

Class B

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$128.10	$10,371.90
2	10,371.90	518.60	10,890.50	134.68	10,755.82
3	10,755.82	537.79	11,293.61	143.43	11,150.18
4	11,150.18	557.51	11,707.69	148.69	11,559.00
5	11,559.00	577.95	12,136.95	154.14	11,982.81
6	11,982.81	599.14	12,581.95	159.79	12,422.16
7	12,422.16	621.11	13,043.27	165.65	12,877.62
8	12,877.62	643.88	13,521.50	171.72	13,349.78
9	13,349.78	667.49	14,017.27	178.02	13,839.25
10	13,839.25	691.96	14,531.21	184.55	14,346.66
Cumulative		$5,915.43		$1,568.77

AB Small Cap Growth Portfolio

Class A

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$94.50	$10,405.50
2	10,405.50	520.28	10,925.78	115.86	10,809.92
3	10,809.92	540.50	11,350.42	156.64	11,193.78
4	11,193.78	559.69	11,753.47	162.20	11,591.27
5	11,591.27	579.56	12,170.83	167.96	12,002.87
6	12,002.87	600.14	12,603.01	173.92	12,429.09
7	12,429.09	621.45	13,050.54	180.10	12,870.44
8	12,870.44	643.52	13,513.96	186.49	13,327.47
9	13,327.47	666.37	13,993.84	193.11	13,800.73
10	13,800.73	690.04	14,490.77	199.97	14,290.80
Cumulative		$5,921.55		$1,630.75

Class B

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$120.75	$10,379.25
2	10,379.25	518.96	10,898.21	142.45	10,755.76
3	10,755.76	537.79	11,293.55	182.96	11,110.59
4	11,110.59	555.53	11,666.12	188.99	11,477.13
5	11,477.13	573.86	12,050.99	195.23	11,855.76
6	11,855.76	592.79	12,448.55	201.67	12,246.88
7	12,246.88	612.34	12,859.22	208.32	12,650.90
8	12,650.90	632.55	13,283.45	215.19	13,068.26
9	13,068.26	653.41	13,721.67	222.29	13,499.38
10	13,499.38	674.97	14,174.35	229.62	13,944.73
Cumulative		$5,852.20		$1,907.47

AB International Growth Portfolio

Class A

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$124.95	$10,375.05
2	10,375.05	518.75	10,893.80	131.46	10,762.34
3	10,762.34	538.12	11,300.46	140.13	11,160.33
4	11,160.33	558.02	11,718.35	145.31	11,573.04
5	11,573.04	578.65	12,151.69	150.68	12,001.01
6	12,001.01	600.05	12,601.06	156.25	12,444.81
7	12,444.81	622.24	13,067.05	162.03	12,905.02
8	12,905.02	645.25	13,550.27	168.02	13,382.25
9	13,382.25	669.11	14,051.36	174.24	13,877.12
10	13,877.12	693.86	14,570.98	180.68	14,390.30
Cumulative		$5,924.05		$1,533.75

Class B

Year	Hypothetical Investment	Hypothetical Performance Earnings	Investment After Returns	Hypothetical Expenses*	Hypothetical Ending Investment
1	$10,000.00	$500.00	$10,500.00	$151.20	$10,348.80
2	10,348.80	517.44	10,866.24	158.29	10,707.95
3	10,707.95	535.40	11,243.35	167.53	11,075.82
4	11,075.82	553.79	11,629.61	173.28	11,456.33
5	11,456.33	572.82	12,029.15	179.23	11,849.92
6	11,849.92	592.50	12,442.42	185.39	12,257.03
7	12,257.03	612.85	12,869.88	191.76	12,678.12
8	12,678.12	633.91	13,312.03	198.35	13,113.68
9	13,113.68	655.68	13,769.36	205.16	13,564.20
10	13,564.20	678.21	14,242.41	212.21	14,030.20
Cumulative		$5,852.60		$1,822.40

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*       Expenses are net of fee waivers and/or expense reimbursements until May 1, 2020 per the Adviser’s fee waiver and/or expense reimbursement agreement. Thereafter, the expense ratio reflects the Portfolio’s operating expenses before fee waiver and/or expense reimbursement as reflected under “Fees and Expenses of the Portfolio” in the Summary Information at the beginning of this Prospectus.

The Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

* * * * *

This Supplement should be read in conjunction with the Prospectuses for the Portfolio.

You should retain this Supplement with your Prospectus(es) for future reference.

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AllianceBernstein® and the AB Logo are registered trademarks and service marks used by permission of the owner, AllianceBernstein L.P.

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